UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23794

THOR Financial Technologies Trust
(Exact name of registrant as specified in charter)

327 W. Pittsburgh Street, Greensburg, PA	15601
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	412-860-6078

Date of fiscal year end:	8/31

Date of reporting period:	8/31/26

Item 1. Reports to Stockholders.

(a)	Insert Tailored Shareholder Report

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable.

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable.

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) Bradley Roth is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Roth is independent for purposes of this Item.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2026	2025
THOR Equal Weight Low Volatility ETF	$12,500	$12,500
THOR Index Rotation ETF	$12,500	$12,500
THOR AdaptiveRisk Dynamic ETF	$12,500	$0

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees - The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2026	2025
THOR Equal Weight Low Volatility ETF	$3,500	$3,000
THOR Index Rotation ETF	$3,500	$3,000
THOR AdaptiveRisk Dynamic ETF	$3,500	$0

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended August 31, 2026 and 2025, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended August 31, 2026 and 2025, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments.

(a)        The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements filed under Item 7 of this form.

(b)        Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Long Form Financial Statements

THOR Equal Weight Low Volatility ETF

THOR Index Rotation ETF

THOR AdaptiveRisk Dynamic ETF

August 31, 2026

Annual Financial Statements and Additional
Information

THOR EQUAL WEIGHT LOW VOLATILITY ETF
SCHEDULE OF INVESTMENTS
August 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 100.3%
	EQUITY - 96.2%
159,511	State Street Financial Select Sector SPDR ETF	$9,205,380
54,934	State Street Health Care Select Sector SPDR ETF	9,368,444
50,344	State Street Industrial Select Sector SPDR ETF	8,816,745
175,543	State Street Materials Select Sector SPDR ETF	9,249,361
199,704	State Street Real Estate Select Sector SPDR ETF	8,808,943
201,840	State Street Utilities Select Sector SPDR ETF	8,523,703
		53,972,576
	FIXED INCOME - 4.1%
25,070	State Street SPDR Bloomberg 1-3 Month T-Bill ETF	2,297,916

	TOTAL EXCHANGE-TRADED FUNDS (Cost $55,017,109)	56,270,492

	TOTAL INVESTMENTS - 100.3% (Cost $55,017,109)	$56,270,492
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(167,764)
	NET ASSETS - 100.0%	$56,102,728

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

THOR INDEX ROTATION ETF
SCHEDULE OF INVESTMENTS
August 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 100.1%
	EQUITY - 99.1%
189,163	State Street SPDR Dow Jones Industrial Average ETF Trust	$100,553,376
134,510	State Street SPDR S&P 500 ETF Trust	103,175,895
		203,729,271
	FIXED INCOME - 1.0%
21,966	State Street SPDR Bloomberg 1-3 Month T-Bill ETF	2,013,404

	TOTAL EXCHANGE-TRADED FUNDS (Cost $196,415,072)	205,742,675

	TOTAL INVESTMENTS - 100.1% (Cost $196,415,072)	$205,742,675
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(148,413)
	NET ASSETS - 100.0%	$205,594,262

ETF	- Exchange-Traded Fund

S&P	- Standard & Poor’s

SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

THOR ADAPTIVERISK DYNAMIC ETF
SCHEDULE OF INVESTMENTS
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 20.7%
	E-COMMERCE DISCRETIONARY - 2.3%
4,162	Amazon.com, Inc.(a)	$1,081,162

	ELECTRIC UTILITIES - 0.3%
1,832	NextEra Energy, Inc.	150,847

	HEALTH CARE FACILITIES & SERVICES - 0.2%
229	UnitedHealth Group, Inc.	89,175

	INTERNET MEDIA & SERVICES - 2.3%
3,237	Alphabet, Inc., Class C	1,085,722

	RETAIL - CONSUMER STAPLES - 2.6%
1,152	Costco Wholesale Corporation	1,087,361
1,141	Dollar General Corporation	144,622
		1,231,983
	RETAIL - DISCRETIONARY - 0.5%
1,850	TJX Companies, Inc. (The)	247,734

	SEMICONDUCTORS - 5.0%
3,002	Broadcom, Inc.	1,111,761
5,547	NVIDIA Corporation	1,224,666
		2,336,427
	SOFTWARE - 5.0%
3,500	Adobe, Inc.(a)	1,024,765
2,615	Microsoft Corporation	1,326,564
		2,351,329
	TECHNOLOGY HARDWARE - 2.5%
3,697	Apple, Inc.	1,171,394

	TOTAL COMMON STOCKS (Cost $9,661,619)	9,745,773

See accompanying notes to financial statements.

THOR ADAPTIVERISK DYNAMIC ETF
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 79.3%
	ALTERNATIVE - 2.4%
107,352	ProShares Bitcoin ETF	$1,141,152

	COMMODITY - 16.0%
402,924	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	7,514,533

	EQUITY - 29.2%
28,013	Amplify Blockchain Technology ETF	1,751,093
14,306	Innovator U.S. Equity Power Buffer ETF - October(a)	678,534
31,879	ProShares UltraPro QQQ	2,292,738
34,680	Roundhill Magnificent Seven ETF	2,383,903
921	State Street SPDR S&P Aerospace & Defense ETF	236,255
58,567	State Street Energy Select Sector SPDR ETF	3,745,944
3,930	VanEck Semiconductor ETF	2,187,556
2,303	WisdomTree Japan Hedged Equity Fund	413,642
		13,689,665
	FIXED INCOME - 13.0%
85,617	Simplify Interest Rate Hedge ETF	4,393,008
18,888	State Street SPDR Bloomberg 1-3 Month T-Bill ETF	1,731,274
		6,124,282
	SPECIALTY - 18.7%
333,567	WisdomTree Bloomberg U.S. Dollar Bullish Fund	8,782,819

	TOTAL EXCHANGE-TRADED FUNDS (Cost $35,962,775)	37,252,451

	TOTAL INVESTMENTS - 100.0% (Cost $45,624,394)	$46,998,224
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(b)	3,136
	NET ASSETS - 100.0%	$47,001,360

See accompanying notes to financial statements.

THOR ADAPTIVERISK DYNAMIC ETF
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026

ETF	- Exchange-Traded Fund

S&P	- Standard & Poor’s

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

THOR Financial Technologies Trust
STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2026

	THOR Equal Weight	THOR Index	THOR AdaptiveRisk
	Low Volatility ETF	Rotation ETF	Dynamic ETF
ASSETS
Investment securities:
At cost	$55,017,109	$196,415,072	$45,624,394
At fair value	$56,270,492	$205,742,675	$46,998,224
Cash and cash equivalents	—	—	29,388
Dividend and interest receivable	—	82,667	7,211
Prepaid expenses and other assets	—	4,305	—
TOTAL ASSETS	56,270,492	205,829,647	47,034,823

LIABILITIES
Due to custodian	140,919	139,064	—
Investment advisory fees payable	26,845	96,321	33,463
TOTAL LIABILITIES	167,764	235,385	33,463
NET ASSETS	$56,102,728	$205,594,262	$47,001,360

Net Assets Consist Of:
Paid in capital	$51,591,343	$189,663,352	$48,443,826
Accumulated earnings (deficit)	4,511,385	15,930,910	(1,442,466)
NET ASSETS	$56,102,728	$205,594,262	$47,001,360

Net Asset Value Per Share:
Net assets	$56,102,728	$205,594,262	$47,001,360
Shares of beneficial interest outstanding (a)	1,730,000	6,010,000	1,830,000

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$32.43	$34.21	$25.68

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

THOR Financial Technologies Trust
STATEMENTS OF OPERATIONS
For the Year/Period Ended August 31, 2026

	THOR Equal Weight	THOR Index	THOR AdaptiveRisk
	Low Volatility ETF	Rotation ETF	Dynamic ETF *
INVESTMENT INCOME
Dividends	$976,621	$2,156,456	$406,577
Interest	18,975	18,742	1,750
TOTAL INVESTMENT INCOME	995,596	2,175,198	408,327

EXPENSES
Investment advisory fees	296,497	1,047,482	120,361
TOTAL EXPENSES	296,497	1,047,482	120,361

NET INVESTMENT INCOME	699,099	1,127,716	287,966

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investments	6,533,624	6,970,519	(3,131,285)
Net realized gain from redemptions in-kind	1,630,992	11,113,131	296,261
Net change in unrealized appreciation (depreciation) on investments	(3,459,396)	1,799,842	1,373,830
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	4,705,220	19,883,492	(1,461,194)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,404,319	$21,011,208	$(1,173,228)

*	The THOR AdaptiveRisk Dynamic ETF commenced operations on April 8, 2026.

See accompanying notes to financial statements.

THOR Equal Weight Low Volatility ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	August 31, 2026	August 31, 2025
FROM OPERATIONS
Net investment income	$699,099	$1,226,514
Net realized gain (loss) from investments	6,533,624	(1,758,185)
Net realized gain from redemptions in-kind	1,630,992	2,633,055
Net change in unrealized depreciation on investments	(3,459,396)	(1,376,626)
Net increase in net assets resulting from operations	5,404,319	724,758

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(916,035)	(1,029,778)
Net decrease in net assets from distributions to shareholders	(916,035)	(1,029,778)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	19,535,603	30,971,220
Payments for shares redeemed	(14,717,541)	(62,979,724)
Net increase (decrease) in net assets from shares of beneficial interest	4,818,062	(32,008,504)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,306,346	(32,313,524)

NET ASSETS
Beginning of Year	46,796,382	79,109,906
End of Year	$56,102,728	$46,796,382

SHARE ACTIVITY
Shares Sold	620,000	1,100,000
Shares Redeemed	(470,000)	(2,304,000)
Net increase (decrease) in shares from beneficial interest outstanding	150,000	(1,204,000)

See accompanying notes to financial statements.

THOR Index Rotation ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	August 31, 2026	August 31, 2025 *
FROM OPERATIONS
Net investment income	$1,127,716	$135,865
Net realized gain (loss) from investments	6,970,519	(1,035,459)
Net realized gain from redemptions in-kind	11,113,131	5,714,071
Net change in unrealized appreciation on investments	1,799,842	7,527,761
Net increase in net assets resulting from operations	21,011,208	12,342,238

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(650,916)	(82,295)
Net decrease in net assets from distributions to shareholders	(650,916)	(82,295)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	193,105,371	154,036,580
Payments for shares redeemed	(106,051,976)	(68,365,948)
Net increase in net assets from shares of beneficial interest	87,053,395	85,670,632

TOTAL INCREASE IN NET ASSETS	107,413,687	97,930,575

NET ASSETS
Beginning of Period/Year	98,180,575	250,000 (a)
End of Period/Year	$205,594,262	$98,180,575

SHARE ACTIVITY
Shares Outstanding, Beginning of Year/Period	3,240,000	10,000 (a)
Shares Sold	6,040,000	5,750,000
Shares Redeemed	(3,270,000)	(2,510,000)
Net increase in shares from beneficial interest outstanding	2,770,000	3,240,000

*	The THOR Index Rotation ETF commenced operations on September 23, 2024.

(a)	Beginning capital of $250,000 was contributed by THOR Financial Technologies, LLC, investment adviser to the ETF, in exchange for 10,000 shares of the ETF in connection with the seeding of the ETF.

See accompanying notes to financial statements.

THOR AdaptiveRisk Dynamic ETF
STATEMENTS OF CHANGES IN NET ASSETS

For the
Period Ended
August 31, 2026 *
FROM OPERATIONS
Net investment income	$287,966
Net realized loss from investments	(3,131,285)
Net realized gain from redemptions in-kind	296,261
Net change in unrealized appreciation on investments	1,373,830
Net decrease in net assets resulting from operations	(1,173,228)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	53,220,541
Payments for shares redeemed	(5,545,953)
Net increase in net assets from shares of beneficial interest	47,674,588

TOTAL INCREASE IN NET ASSETS	46,501,360

NET ASSETS
Beginning of Period	500,000 (a)
End of Period	$47,001,360

SHARE ACTIVITY
Shares Outstanding, Beginning of Period	20,000 (a)
Shares Sold	2,030,000
Shares Redeemed	(220,000)
Net increase in shares from beneficial interest outstanding	1,810,000

*	The THOR AdaptiveRisk Dynamic ETF commenced operations on April 8, 2026.

(a)	Beginning capital of $500,000 was contributed by THOR Financial Technologies, LLC, investment adviser to the ETF, in exchange for 20,000 shares of the ETF in connection with the seeding of the ETF.

See accompanying notes to financial statements.

THOR Equal Weight Low Volatility ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Year/Period Presented

	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Period Ended
	August 31, 2026	August 31, 2025	August 31, 2024	August 31, 2023 (a)
Net asset value, beginning of year/period	$29.62	$28.42	$25.35	$25.00
Activity from investment operations:
Net investment income (b)	0.41	0.49	0.54	0.29
Net realized and unrealized gain on investments	2.93	1.06 (i)	3.22	0.21
Total from investment operations	3.34	1.55	3.76	0.50
Less distributions from:
Net investment income	(0.53)	(0.35)	(0.69)	(0.15)
Total distributions	(0.53)	(0.35)	(0.69)	(0.15)
Net asset value, end of year/period	$32.43	$29.62	$28.42	$25.35
Market price, end of year/period	$32.45	$29.61	$28.41	$25.37
Total return(c)	11.42%	5.48%	15.18%	2.02	% (d)
Market price total return	11.53%	5.48%	15.00%	2.10	% (d)
Net assets, end of year/period (000s)	$56,103	$46,796	$79,110	$99,742
Ratio of net expenses to average net assets(f)	0.55%	0.55%	0.55%	0.55	% (e)
Ratio of net investment income to average net assets(f)(g)	1.30%	1.74%	2.10%	1.21	% (e)
Portfolio Turnover Rate(h)	239%	519%	445%	440	% (d)

(a)	The THOR Equal Weight Low Volatility ETF commenced operations on September 12, 2022.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the year/period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(d)	Not annualized.

(e)	Annualized.

(f)	Does not include the expenses of other investment companies in which the Fund invests.

(g)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(h)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

(i)	Due to the timing of shareholder transactions the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

See accompanying notes to financial statements.

THOR Index Rotation ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Year/Period Presented

	For the	For the
	Year Ended	Period Ended
	August 31, 2026	August 31, 2025 (a)
Net asset value, beginning of year/period	$30.30	$25.00
Activity from investment operations:
Net investment income (b)	0.19	0.08
Net realized and unrealized gain on investments	3.83	5.30
Total from investment operations	4.02	5.38
Less distributions from:
Net investment income	(0.11)	(0.08)
Total distributions	(0.11)	(0.08)
Net asset value, end of year/period	$34.21	$30.30
Market price, end of year/period	$34.22	$30.28
Total return(c)	13.30%	21.54	% (d)
Market price total return	13.41%	21.46	% (d)
Net assets, end of year/period (000s)	$205,594	$98,181
Ratio of net expenses to average net assets(f)	0.55%	0.55	% (e)
Ratio of net investment income to average net assets(f)(g)	0.59%	0.31	% (e)
Portfolio Turnover Rate(h)	305%	276	% (d)

(a)	The THOR Index Rotation ETF commenced operations on September 23, 2024.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(d)	Not annualized.

(e)	Annualized.

(f)	Does not include the expenses of other investment companies in which the Fund invests.

(g)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(h)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

See accompanying notes to financial statements.

THOR AdaptiveRisk Dynamic ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	For the
	Period Ended
	August 31, 2026 (a)
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income (b)	0.21
Net realized and unrealized gain on investments	0.47	(i)
Total from investment operations	0.68
Net asset value, end of period	$25.68
Market price, end of period	$25.71
Total return(c)	2.72	% (d)
Market price total return	2.84	% (d)
Net assets, end of period (000s)	$47,001
Ratio of net expenses to average net assets(f)	0.85	% (e)
Ratio of net investment income to average net assets(f)(g)	2.03	% (e)
Portfolio Turnover Rate(h)	123	% (d)

(a)	The THOR AdaptiveRisk Dynamic ETF commenced operations on April 8, 2026.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(d)	Not annualized.

(e)	Annualized.

(f)	Does not include the expenses of other investment companies in which the Fund invests.

(g)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(h)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

(i)	Due to the timing of shareholder transactions the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

See accompanying notes to financial statements.

THOR Financial Technologies Trust
NOTES TO FINANCIAL STATEMENTS
August 31, 2026

(1)	ORGANIZATION

The THOR Equal Weight Low Volatility ETF, THOR Index Rotation ETF and THOR AdaptiveRisk Dynamic ETF (each a “Fund” or collectively the “Funds”) are each a diversified series of THOR Financial Technologies Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on April 11, 2022, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). Each Fund is a “fund of funds”, in that the Funds will generally invest in other investment companies. The THOR Equal Weight Low Volatility ETF, THOR Index Rotation ETF, and THOR AdaptiveRisk Dynamic ETF commenced operations on September 12, 2022, September 23, 2024, and April 8, 2026, respectively. The investment objectives of the THOR Equal Weight Low Volatility ETF and THOR Index Rotation ETF are to seek to provide investment results that generally correspond, before fees and expenses, to the performance of the THOR Equal Weight Low Volatility Index and THOR SDQ Rotation Index, (each an “Index”) respectively. The investment objective of the THOR AdaptiveRisk Dynamic ETF is to provide capital appreciation. Each Fund’s investment objective may be changed by the Board upon 60 days’ written notice to shareholders.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) and require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies, including Accounting Standards Update (“ASU”) 2013-08”.

Operating Segments - The Funds have adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of its portfolio managers and chief financial officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – The Funds adopted the FASB ASU 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in ASU 2023-09 are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on the Funds’ financial statements.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Investments in open-end investment companies are valued at net asset value (“NAV”).

THOR Financial Technologies Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2026

Each Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants, such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of their NAV. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective NAVs as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurance that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

Exchange-Traded Funds – The Funds may invest in ETFs, which are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange-Traded Notes – The Funds may invest in exchange-traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the

THOR Financial Technologies Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2026

risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2026, for the Funds’ assets and liabilities measured at fair value:

THOR Equal Weight Low Volatility ETF

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$56,270,492	$—	$—	$56,270,492
Total	$56,270,492	$—	$—	$56,270,492

THOR Index Rotation ETF

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$205,742,675	$—	$—	$205,742,675
Total	$205,742,675	$—	$—	$205,742,675

THOR AdaptiveRisk Dynamic ETF

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$9,745,773	$—	$—	$9,745,773
Exchange-Traded Funds	37,252,451	—	—	37,252,451
Total	$46,998,224	$—	$—	$46,998,224

The Funds did not hold any Level 2 or Level 3 securities during the year/period.

*	Refer to the Schedule of Investments for portfolio composition.

THOR Financial Technologies Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2026

Security Transactions and Related Income

Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders

Ordinarily, dividends from net investment income, if any, are declared and paid annually by the Funds. Each Fund distributes its net realized capital gains, if any, to shareholders annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Cash

Each Fund considers its investments in an FDIC (“Federal Deposit Insurance Corporation”) insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. Each Fund maintains these balances with a high-quality financial institution.

Federal Income Taxes

Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years August 31, 2023 through August 31, 2025, or expected to be taken in the Funds’ August 31, 2026 tax returns.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Funds and Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

THOR Financial Technologies Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2026

(3)	INVESTMENT TRANSACTIONS

For the period/year ended August 31, 2026, cost of purchases and proceeds from sales of portfolio securities for the Funds were as follows:

	Purchases of	Proceeds from Sales	Purchases of	Proceeds from Sales
	Portfolio Securities	of Portfolio Securities	Portfolio Securities	of Portfolio Securities
	Excluding In-Kind	Excluding In-Kind	for In-Kind	for In-Kind
	Transactions	Transactions	Transactions	Transactions
THOR Equal Weight Low Volatility ETF	$127,970,422	$127,416,040	$19,327,859	$14,627,434
THOR Index Rotation ETF	$572,182,787	$567,157,231	$189,737,169	$104,410,720
THOR AdaptiveRisk Dynamic ETF	$49,979,190	$49,273,681	$53,231,450	$5,477,542

(4)	INVESTMENT MANAGEMENT AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

THOR Trading Advisors, LLC, d/b/a THOR Financial Technologies, LLC serves as the Funds’ investment adviser (the “Adviser”). Pursuant to an Investment Management Agreement between the Adviser and the Trust, on behalf of the Funds, the Adviser, under the oversight of the Board, directs the daily investment operations of the Funds and supervises the performance of administrative and professional services provided by others. The Adviser pays all ordinary operating expenses of the Funds. As compensation for its services, each Fund pays to the Adviser a unitary management fee (computed daily and paid monthly) at an annual rate of 0.55%, 0.55%, and 0.85% for the THOR Equal Weight Low Volatility ETF, THOR Index Rotation ETF, and THOR AdaptiveRisk Dynamic ETF, respectively, of its average daily net assets. The Funds will pay all (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) extraordinary expenses (in each case as determined by a majority of the Independent Trustees, as defined under the 1940 Act); (iv) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (v) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (vi) fees and expenses related to the provision of securities lending services; and (vii) the advisory fee payable to the Adviser. For the period/year ended August 31, 2026, the THOR Equal Weight Low Volatility ETF, THOR Index Rotation ETF and THOR AdaptiveRisk Dynamic ETF paid advisory fees of $296,497, $1,047,482, and $120,361, respectively.

Ai Alpha LLC (the “Sub-Adviser”) serves as the sub-adviser for the THOR AdaptiveRisk Dynamic ETF. The Sub-Adviser provides model-driven allocation signals to the Adviser based on proprietary quantitative research and machine learning algorithms developed in collaboration with myStockDNA LLC (“myStockDNA”), a technology partner. myStockDNA is a third-party technology provider whose analytics platform and data inputs are utilized by the Sub-Adviser in formulating model-driven recommendations. myStockDNA does not provide investment advice to the Fund. The Sub-Adviser is responsible for providing model-driven allocation recommendations. The Adviser has ultimate responsibility for implementing all trading decisions on behalf of the Fund.

The Sub-Adviser has agreed to pay all Fund operating expenses with respect to THOR AdaptiveRisk Dynamic ETF

THOR Financial Technologies Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2026

for which the Adviser is responsible under the terms of the management agreement described above. As compensation, the Adviser pays the Sub-Adviser an annual fee of 0.70% of the THOR AdaptiveRisk Dynamic ETF’s daily net assets pursuant to a sub-advisory agreement between the Adviser and Sub-Adviser. The fee paid to the Sub-Adviser by the Adviser is paid from the Adviser’s management fee and is not an additional cost to the Fund.

The Trust, with respect to the Funds, has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to PINE Distributors, LLC (the “Distributor”) and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, each Fund may pay fees at an annual rate not to exceed 0.25% of its average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds, and there are no current plans to impose these fees. In the event Rule 12b-1 fees are charged, they would increase the cost of an investment in the Funds over time.

For the year/period ended August 31, 2026, the Trustees received fees in the amount of $15,000 from the Funds, which were paid by the Adviser under the unitary fee arrangements.

In addition, the following provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“Ultimus”) – Ultimus provides administration and fund accounting services to the Funds. Pursuant to a separate servicing agreement with Ultimus, the Adviser pays Ultimus customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of Ultimus and are not paid any fees directly by the Adviser for serving in such capacities.

BluGiant, LLC (“BluGiant”) – BluGiant, an affiliate of Ultimus, provides EDGAR conversion and filing services, as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The below table represents aggregate cost for federal tax purposes for the Funds as of August 31, 2026, and differs from market value by net unrealized appreciation/depreciation which consisted of:

		Gross Unrealized	Gross Unrealized	Net Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Appreciation
THOR Equal Weight Low Volatility ETF	$55,064,900	$1,488,039	$(282,447)	$1,205,592
THOR Index Rotation ETF	198,019,435	9,327,603	(1,604,363)	7,723,240
THOR AdaptiveRisk Dynamic ETF	45,926,659	1,893,187	(821,622)	1,071,565

The tax character of dividends utilized during the periods ended August 31, 2026, and August 31, 2025 was as follows:

For the Year Ended	Ordinary	Long-Term	Exempt	Return of
8/31/2026	Income	Capital Gains	Income	Capital	Total
THOR Equal Weight Low Volatility ETF	$916,035	$—	$—	$—	$916,035
THOR Index Rotation ETF	650,916	—	—	—	650,916
THOR AdaptiveRisk Dynamic ETF	—	—	—	—	—

THOR Financial Technologies Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2026

For the Year Ended	Ordinary	Long-Term	Exempt	Return of
8/31/2025	Income	Capital Gains	Income	Capital	Total
THOR Equal Weight Low Volatility ETF	$1,029,778	$—	$—	$—	$1,029,778
THOR Index Rotation ETF	82,295	—	—	—	82,295
THOR AdaptiveRisk Dynamic ETF	—	—	—	—	—

As of August 31, 2026, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss		Total
	Ordinary	Long-Term	Carry	Unrealized	Accumulated
	Income	Capital Gains	Forwards	Appreciation	Earnings/(Deficits)
THOR Equal Weight Low Volatility ETF	$2,856,166	$449,627	$—	$1,205,592	$4,511,385
THOR Index Rotation ETF	8,207,670	—	—	7,723,240	15,930,910
THOR AdaptiveRisk Dynamic ETF	287,966	—	(2,801,997)	1,071,565	(1,442,466)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

At August 31, 2026, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Short-Term	Long-Term	Total	Capital Loss Carry Forward Utilized
THOR Equal Weight Low Volatility ETF	$—	$—	$—	$2,989,348
THOR Index Rotation ETF	—	—	—	26,449
THOR AdaptiveRisk Dynamic ETF	2,801,997	—	2,801,997	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses and tax adjustments for realized gain (loss) on in-kind redemptions resulted in reclassification for the year ended August 31, 2026, as follows:

	Paid In	Accumulated
	Capital	Losses
THOR Equal Weight Low Volatility ETF	$1,352,021	$(1,352,021)
THOR Index Rotation ETF	10,975,254	(10,975,254)
THOR AdaptiveRisk Dynamic ETF	269,238	(269,238)

(6)	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 10,000 shares. For purposes of GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Only Authorized Participants (“APs”) or transactions done through an AP are permitted to purchase or redeem Creation Units from the Funds. An AP is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and

THOR Financial Technologies Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2026

redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Funds are listed in the table below:

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$200	2.00%

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

(7)	PRINCIPAL INVESTMENT RISKS

The Funds’ investments in securities, financial instruments and derivatives expose them to various risks, certain of which are discussed below. Please refer to the Funds’ prospectus and statement of additional information for further information regarding the risks associated with the Funds’ investments which include, but are not limited to: models and data risk, allocation risk, AP risk, ETF structure risks, index calculation agent risk, index tracking risk, smaller fund risk, large capitalization stock risk, passive investment risk, portfolio turnover risk, securities market risk, and underlying funds risk.

Models and Data Risk. Each Fund’s index relies heavily on proprietary algorithms, as well as data and information supplied by third parties that are utilized by such models. To the extent the algorithms do not perform as designed or as intended, including accurately measuring historic price trends and volatility, the Funds’ strategies may not be successfully implemented and the Funds may lose value.

Allocation Risk. The risk that if the Funds’ strategies for allocating assets among different sectors do not work as intended, the Funds may not achieve their objectives or may underperform other funds with the same or similar investment strategy.

Authorized Participant Risk. Only an AP may engage in creation or redemption transactions directly with the Funds. Each Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). To the extent that APs exit the business or are unable to proceed with creation or redemption orders with respect to the Funds and no other AP is able to step forward to create or redeem Creation Units, the Funds’ shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. AP concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

ETF Structure Risks. The Funds are structured as ETFs and are subject to special risks, including:

Not Individually Redeemable. Shares of the Funds are not individually redeemable and may be redeemed by the Funds at NAV only in Creation Units. You may incur brokerage costs purchasing enough shares to constitute a Creation Unit.

Trading Issues. An active trading market for the shares may not be developed or maintained. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the exchange. If the shares are traded outside a collateralized settlement system, the number of financial institutions that can act as APs that can post collateral on an agency basis is limited, which may limit the market for the shares.

THOR Financial Technologies Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2026

Market Price Variance Risk. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that shares may trade at a discount to NAV.

Index Calculation Agent Risk. THOR Equal Weight Volatility ETF and THOR Index Rotation ETF seeks to achieve returns that generally correspond, before fees and expenses, to the performance of its Index, as published by its index calculation agent (each an “Index Calculation Agent”). There is no assurance that the Index Calculation Agent will compile the Index accurately, or that the Index will be determined, composed or calculated accurately. While the Adviser gives descriptions of what the Index is designed to achieve, the Index Calculation Agent does not provide any warranty or accept any liability in relation to the quality, accuracy or completeness of data in the Index, and does not guarantee that its Index will be in line with its methodology.

Index Tracking Risk. THOR Equal Weight Volatility ETF and THOR Index Rotation ETF return may not match or achieve a high degree of correlation with the return of their respective Index.

Smaller Fund Risk. A smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Funds will achieve an economically viable size, in which case they could ultimately liquidate. In a liquidation, shareholders of the Funds will receive an amount equal to the Funds’ NAV, after deducting the costs of liquidation. Receipt of a liquidation distribution may have negative tax consequences for shareholders.

Large Capitalization Stock Risk. Each Fund may invest in large capitalization companies. The securities of such companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Passive Investment Risk. THOR Equal Weight Volatility ETF and THOR Index Rotation ETF are not actively managed and, therefore, the Funds would not sell a security due to current or projected underperformance of the security, industry, or sector unless that security is removed from the Index or selling the security is otherwise required upon a rebalancing of their respective Index.

Active Management Risk. THOR AdaptiveRisk Dynamic ETF is actively managed and does not seek to replicate the performance of a specified index. Index based ETFs have generally traded at prices which closely correspond to NAV per share. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which shares will trade at premiums or discounts to NAV. The Sub-Adviser may be incorrect in its assessment of the intrinsic value of the securities the Fund holds which may result in a decline in the value of shares and failure to achieve its investment objective. The Sub-Adviser is a recently formed adviser with no prior experience managing ETFs.

Sector Exposure Risk. THOR AdaptiveRisk Dynamic ETF may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

Technology Sector Risk. THOR AdaptiveRisk Dynamic ETF is likely to be more adversely affected by any negative performance of the technology sector than funds that have more diversified holdings across a number of sectors. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology are particularly vulnerable to rapid changes in

THOR Financial Technologies Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2026

technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.

Portfolio Turnover Risk. Each Fund may buy and sell investments frequently if its Index constituents change. Such a strategy often involves higher transaction costs, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Funds. Shareholders may pay tax on such capital gains.

Securities Market Risk. The value of securities owned by the Funds may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously.

Underlying Funds Risk. Other investment companies, such as ETFs, in which each Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds is higher than the cost of investing directly in the Underlying Funds and may be higher than other funds that invest directly in stocks and bonds. Through their investments in Underlying Funds, the Funds are subject to the risks associated with the Underlying Funds’ investments. The U.S. money market funds in which the Funds may invest seek to maintain a stable NAV, but money market funds are subject to credit, market and other risks, and are not guaranteed.

(8)	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

Each Fund currently seeks to achieve its investment objectives by investing its assets in Underlying Funds. As of August 31, 2026, the percentage of the THOR Index Rotation ETF’s net assets invested in the State Street SPDR S&P 500 ETF was 50.2%, and State Street SPDR Dow Jones Industrial Average ETF was 48.9% (the “Securities”). THOR Index Rotation ETF may sell its investments in the Securities at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of these investments. The annual reports of the Securities, along with the reports of the independent registered public accounting firm are available at www.sec.gov.

(9)	SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of THOR Equal Weight Low Volatility ETF, THOR Index Rotation ETF, and THOR AdaptiveRisk Dynamic ETF and

Board of Trustees of THOR Financial Technologies Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of THOR Financial Technologies Trust comprising the funds listed below (the “Funds”) as of August 31, 2026, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Statement(s) of
	Statements of	Changes in Net
Fund Name	Operations	Assets	Financial Highlights
THOR Equal Weight Low Volatility ETF	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, 2025, 2024, and for the period from September 12, 2022 (commencement of operations) through August 31, 2023

THOR Index Rotation ETF	For the year ended August 31, 2026	For the year ended August 31, 2026 and for the period from September 23, 2024 (commencement of operations) through August 31, 2025

THOR AdaptiveRisk Dynamic ETF	For the period from April 8, 2026 (commencement of operations) through August 31, 2026

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

October 26, 2026

THOR Financial Technologies Trust
ADDITIONAL INFORMATION (Unaudited)
August 31, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not Applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a meeting held on August 6, 2026, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act, discussed the renewal of the investment advisory agreements (each a “Management Agreement,” and collectively, the “Management Agreements”) between the THOR Financial Technologies, LLC (the “Adviser”) and the Trust, with respect to THOR Equal Weight Low Volatility ETF (the “THLV”) and THOR Index Rotation ETF (“THIR”) (each a “Fund” and collectively, the “Funds”). In considering the renewal of the Management Agreements, the Board received materials specifically relating to the Funds and the Management Agreements.

The Board relied upon the advice of independent legal counsel and each Trustee’s own business judgment in determining the material factors to be considered in evaluating the Management Agreements and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Management Agreements.

Nature, Extent and Quality of Services. The Board reviewed the background of the Adviser’s key investment personnel, noting no material changes since the last renewal of the THLV’s Management Agreement or the initial approval of the THIR’s Management Agreement. The Board commented that the indices that each of the Funds seeks to track identified investment through the use of their proprietary algorithmic process, with the algorithm monitored by the portfolio managers to ensure accuracy. The Board noted that the Adviser monitored compliance by reviewing reports provided by the Funds’ administrator and chief compliance officer. The Board further noted that the Adviser reported no cybersecurity incidents or material compliance issues since the THLV Management Agreement’s last renewal or the THIR Management Agreement’s initial approval. The Board observed that the Adviser reported no SEC or regulatory examinations and no material litigation or administrative action for the same period. The Board concluded that the Adviser continued to provide consistent portfolio management, risk management and compliance services through various market conditions and allocated adequate resources to support each Fund. The Board determined that it could expect the Adviser to continue to provide quality services to the Funds and their respective shareholders.

Performance.

THLV- The Board noted that THLV had maintained tight bid/ask spreads and an acceptable tracking error to the index it seeks to track. The Board observed that THLV achieved net returns of 19.72%, 13.52% and 12.35% for the one-year, three-year, and since inception periods ended May 31, 2026, respectively. The Board observed that for the one-year, three-year, and since inception periods, THLV had outperformed the peer group median and outperformed the Morningstar category median for the three-year and since inception periods. The Board further observed that THLV underperformed against the S&P 500 Index across all periods. The Board noted that THLV trailed the index it seeks to track, the THOR Equal Weight Low Volatility Index. The Board acknowledged that for standard deviation among its peer group and Morningstar category, THLV ranked in the second quartile for the one-year period ended May 31, 2026. The Board noted the Adviser attributed

THOR Financial Technologies Trust
ADDITIONAL INFORMATION (Unaudited) (Continued)
August 31, 2026

THLV’s performance to the overall market performance of equal weight strategies during the one-year period. The Board noted that the Adviser remained confident that THLV’s process and strategy would continue to result in competitive performance over time. The Board concluded that the Adviser had managed the strategy as designed and provided reasonable returns for THLV’s shareholders.

THIR - The Board noted that THIR had maintained a tight bid/ask spreads and an acceptable tracking error to the index it seeks to track. The Board observed that THIR achieved net returns of 25.10% and 21.75% for the one-year and since inception periods ended May 31, 2026, respectively. The Board observed that, for the one-year and since inception periods, THIR had outperformed both the peer group median and the Morningstar category median. The Board noted that THIR trailed the index it seeks to track, the THOR SDQ Rotation Index. The Board observed that THIR outperformed the S&P 500 Index for the since inception period ended May 31, 2026. The Board acknowledged that for the standard deviation among both its peer group and Morningstar category, THIR ranked in the third quartile for both the one-year and since inception periods ended May 31, 2026. The Board noted that the Adviser remained confident that THIR’s process and strategy would continue to result in competitive performance over time. The Board concluded that the Adviser had managed the strategy as designed and provided reasonable returns for THIR’s shareholders.

Fees and Expenses. The Board noted that the advisory fee and net expense ratio for each Fund were 0.55% and that both were lower than the medians and averages of the applicable peer group and Morningstar category. Given these considerations, the Board concluded that the Adviser’s advisory fees for both Funds were not unreasonable.

Profitability. The Board reviewed the Adviser’s profitability analysis in connection with the advisory services provided to the Funds and noted that the Adviser was managing the Funds at a modest profit. The Board noted that due to the unitary fee structure of each Fund, the Adviser paid the expenses of both Funds. The Board concluded that the Adviser’s profits from each Fund were not excessive.

Economies of Scale. The Board discussed each Fund’s size and its prospects for growth, concluding that the Adviser had not yet achieved meaningful economies of scale that would justify the implementation of breakpoints for either Fund. The Board noted the Adviser’s willingness to consider breakpoints as each Fund reached a specified level of assets. The Board agreed to monitor and address the issue at the appropriate time.

Conclusion. Having requested and reviewed such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreements and as assisted by the advice of independent counsel, the Board concluded that renewal of the Management Agreements was in the best interests of both Funds and their respective shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

At a meeting held on October 27, 2025, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act, discussed the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between Ai Alpha LLC (the “Sub-Adviser”) and THOR Financial Technologies, LLC (the “Adviser”), with respect to the THOR AdaptiveRisk Dynamic ETF (the “Fund”) . In considering the approval of the Sub-Advisory Agreement, the Board received materials specifically relating to the Fund and the Sub-Advisory Agreement.

The Board relied upon the advice of independent legal counsel and each Trustee’s own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Services . The Board considered that the Sub-Adviser would provide comprehensive portfolio management services to the Fund. The Board noted that the Sub-Adviser had no experience managing an ETF. However, the

THOR Financial Technologies Trust
ADDITIONAL INFORMATION (Unaudited) (Continued)
August 31, 2026

Board acknowledged that the Sub-Adviser’s personnel had strong industry and academic experience and provides portfolio signals to registered advisors and turnkey asset management programs. The Board reviewed the financial resources of the Sub-Adviser. The Board noted that the Sub-Adviser would monitor compliance by systematically embedding compliance in the investment process using a pre-determined investable universe with investment signals automatically generated within fixed risk and asset allocation parameters. The Board agreed that the Sub-Adviser could be expected to provide quality services to the Fund.

Performance. The Board noted that the proposed Sub-Adviser’s responses to a questionnaire contain performance information for the Sub-Adviser’s strategy, which includes a combination of actual performance of a separately managed account (the “SMA”) that utilizes a similar investment strategy, and back-tested performance prior to August 2023 (the “Performance Data”). The Board further noted that in looking at the Performance Data for the five-year, ten-year, and since inception periods, the strategy had historically outperformed compared to the S&P 500 Index. The Board observed, however, that in looking at the one-year period that uses actual data, the strategy provided a positive return, but underperformed versus the S&P 500 Index. Based on the data and comparisons provided by the proposed Sub-Adviser, the Board concluded that the methodology that would be implemented by the Fund could provide reasonable returns.

Fees and Expenses. The Board considered the Sub-Adviser’s proposed sub-advisory fee of 0.70%, noting that the Sub-Adviser would be responsible for paying all of the Fund’s ordinary operating expenses. The Board also considered that the sub-advisory fee was in line with all other strategies that the Sub-Adviser provides to current clients. The Board concluded that, given the peer group and the strategy, the proposed sub-advisory fee was not unreasonable.

Profitability. The Board reviewed the proforma profits projected by the Sub-Adviser for the first two years of the Fund’s operations. The Board agreed that the profit margins were acceptable and not excessive.

Economies of Scale. The Board considered whether the Adviser and Sub-Adviser would realize economies of scale during the initial period of the Sub-Advisory Agreement. The Board noted that the proposed fee schedule did not currently provide breakpoints, but that the Sub-Adviser indicated that it was amenable to the discussion of adding breakpoints if the assets of the Fund experienced significant growth. The Board concluded that the absence of breakpoints was acceptable at this time.

Conclusion. Having requested and reviewed such information from the Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that approval of the Sub-Advisory Agreement was in the best interests of the Fund and its future shareholders.

*	Due to the timing of the approval renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Proxy Voting Policy

Information regarding how the Funds voted proxies relating to portfolio securities for the twelve-month period ended June 30, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by (i) calling 1-800 -974-6964; (ii) visiting the Funds’ website at thorfunds.com; or (iii) referring to the Securities and Exchange Commission’s (“SEC”) website at https://www.sec.gov.

THOR-AR26

(b)	Financial Highlights are included in Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Code of Ethics for Principal Executive and Senior Financial Officers.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	THOR Financial Technologies Trust

By (Signature and Title)

/s/ Bradley Roth
Bradley Roth, Principal Executive Officer/President

Date	10/30/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Bradley Roth
Bradley Roth, Principal Executive Officer/President

Date	10/30/2026

By (Signature and Title)

/s/ Kyle Wiggs
Kyle Wiggs, Principal Financial Officer/Treasurer

Date	10/30/2026